BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Unaudited Interim Financial Statements

A.	Unaudited Interim Financial Statements

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2026, and the Company’s results of operations and cash flows for the six months ended June 30, 2026, and 2025. For further information, reference is made to the financial statements and footnotes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025.

The results of operations for the six months ended June 30, 2026, are not necessarily indicative of the results that may be expected for the year ending December 31, 2026.

Use of estimates

B.	Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

Principles of Consolidation

C.	Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and all entities in which the Company has a controlling financial interest. Intercompany accounts and transactions have been eliminated in consolidation. Non-controlling interests represent the portion of the net assets and results of operations of consolidated subsidiaries attributable to equity holders other than the Company.